Material accounting policies (Policies)	12 Months Ended
Dec. 31, 2024
Summary Of Material Accounting Policies [Abstract]
Basis of preparation
Basis of preparation
Compliance with International Financial Reporting Standards
The consolidated financial statements of the Company have been prepared in accordance with IFRS Accounting Standards and interpretations issued by the IFRS Interpretations Committee (“IFRS IC”) applicable to companies reporting under IFRS. The consolidated financial statements comply with IFRS Accounting Standards as issued by the International Accounting Standards Board (“IASB”).

Basis of consolidation
Basis of consolidation
A subsidiary is an entity over which the Company has control. The Company controls an entity when it has the power to direct its activities and has rights to its variable returns. Subsidiaries are fully consolidated from the date on which control is transferred to the Company and deconsolidated from the date that control ceases.
During the consolidation process intercompany transactions, balances, and unrealized gains on transactions between companies are eliminated. Unrealized losses are also eliminated unless there is evidence of an impairment of the transferred asset. In order to ensure consistency with the accounting policies of the Company, the accounting policies of subsidiaries have been changed where necessary.

Foreign currency translation
Foreign currency translation
Items included in the consolidated financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). In individual entities, transactions in foreign currencies are translated as of transaction date. Monetary assets and liabilities in foreign currencies are translated at month end rates. The Company’s reporting currency of the Company’s consolidated financial statements is the U.S. dollar (“USD”). Assets and liabilities denominated in foreign currencies are translated at the month-end spot exchange rates, income statement accounts are translated at average rates of exchange for the period presented, and equity is translated at historical exchange rates.
On consolidation, assets and liabilities of foreign operations reported in their local functional currencies are translated into USD. Differences arising from the retranslation of opening net assets of foreign operations, together with differences arising from the translation of the net results for the year of foreign operations, are recognized in other comprehensive income under currency translation adjustments. Gains or losses resulting from foreign currency transactions are included in net income.
The Company selected the U.S. dollar as its presentation currency for purposes of its consolidated financial statements instead of the Company’s functional currency, the Swiss franc, because of the global nature of its business, its expectation that an increasing portion of revenues and expenses will be denominated in USD, and its plans to continue to access U.S. capital markets.

Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with IFRS Accounting Standards requires the use of accounting estimates. It also requires management to exercise judgment in applying the Company’s accounting policies. The Company’s significant estimates and judgments included in the preparation of the consolidated financial statements are related to revenue recognition, capitalized internal software development costs, share-based compensation, expected credit loss, goodwill, defined benefit pension liabilities, uncertain tax positions, and derivatives.
Disclosed in the corresponding sections within the footnotes are the areas which require a high degree of judgment, significant assumptions, and/or estimates.

Going concern basis	Going concern basis The consolidated financial statements have been prepared on a going concern basis
Historical cost convention	Historical cost convention The consolidated financial statements have been prepared on a historical cost basis except for certain assets and liabilities, which are carried at fair value.
Accounting policies	Accounting policies The material accounting policies adopted in the preparation of the consolidated financial statements have been consistently applied, unless otherwise stated.
Provisions and contingencies
Provisions and contingencies
Provisions comprise liabilities of uncertain timing or amount. The provisions and liabilities are recognized when the Company has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are not recognized for future operating losses. Provisions are measured at the present value of management’s best estimate of the expenditure required to settle the present obligation at the end of the reporting period, unless the impact of discounting is immaterial. The discount rate used to determine the present value is a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The increase in the provision due to the passage of time is recognized as interest expense.
Contingent liabilities are possible obligations that arise from past events and whose existence will be confirmed only by the occurrence or non-occurrence of one or more uncertain future events not fully within the control of the Company.
The likelihood of occurrence of provisions and contingent liabilities requires use of judgment. Judgment is also required to determine if an outflow of economic resources is probable, or possible but not probable. Where it is probable, a liability is recognized, and further judgment is used to determine the level of the provision. Where it is possible but not probable, further judgment is used to determine if the likelihood is remote, in which case no disclosures are provided; if the likelihood is not remote then judgment is used to determine the contingent liability disclosed.

Financial assets classification
Financial assets classification
Upon recognition, financial assets are classified on the basis of how the financial assets are measured: at amortized cost or fair value through income.
The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. Except for accounts receivable that do not contain a significant financing component, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through income, transaction costs. Accounts receivable that do not contain a significant financing component are measured at the transaction price.
The Company’s business model for managing financial assets is defined by whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both. Financial assets held in order to collect contractual cash flows are measured at amortized cost. Financial assets held both to collect contractual cash flows and for sale are measured at fair value through other comprehensive income/loss.
Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognized on the trade date, i.e., the date that the Company commits to purchase or sell the asset.
Financial assets measured at amortized cost
Financial assets initially measured at amortized cost are subsequently measured using the effective interest rate (“EIR”) method and are subject to impairment. Gains and losses are recognized in income when the asset is derecognized, modified, or impaired. The Company’s financial assets at amortized cost include cash and accounts receivable.
Financial assets—derecognition
A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Company’s consolidated balance sheet) when:
•the rights to receive cash flows from the asset have expired or;
•the Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either;
•the Company has transferred substantially all the risks and rewards of the asset, or;
•the Company has neither transferred nor retained substantially all the risks and rewards of the asset but has transferred control of the asset.
When the Company has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership.
When the Company has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Company continues to recognize the transferred asset to the extent of its continuing involvement. In that case, the Company also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Company has retained.
Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original carrying amount of the asset and the maximum amount of consideration that the Company could be required to repay.
Financial assets—impairment
For cash and cash equivalents, the Company invests in short-term highly liquid assets where it has never incurred and does not expect to incur credit losses.
For accounts receivable the Company recognizes a loss allowance based on lifetime estimated credit losses (“ECL”) at each reporting date. When estimating the ECL the Company takes into consideration: readily available relevant and supportable information (this includes quantitative and qualitative data), the Company’s historical experience and forward-looking information specific to the receivables and the economic environment.

Financial liabilities classification
Financial liabilities classification
Financial liabilities are classified upon initial recognition as financial liabilities measured at fair value through income or at amortized cost. The Company’s financial liabilities include accounts payable and debt (including borrowings and lease liabilities), which are measured at amortized cost, and derivatives, which are measured at fair value through income.
Interest-bearing borrowings are initially recognized at fair value less directly attributable costs and subsequently measured at amortized cost using the EIR method. Gains and losses are recognized in income when the liabilities are derecognized as well as through the EIR amortization process.
Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as interest expense in the statement of loss.
Financial liabilities—derecognition
A financial liability is derecognized when the obligation under the liability is discharged or canceled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statements of loss.

New standards, amendments to standards and interpretations
New standards, amendments to standards and interpretations
New standards, amendments to standards, and interpretations issued recently effective
As of January 1, 2024 the amendments to paragraphs 69 to 76 of IAS 1, Presentation of Financial Statements (“IAS 1”), as issued by the IASB became effective. The Company assessed the changes to the accounting standard and determined the amendments did not have a material impact on the Company’s financial statements.
New standards, amendments to standards, and interpretations issued not yet effective
In April 2024, IFRS 18, Presentation and Disclosure in Financial Statements, was issued to achieve comparability of the financial performance of similar entities. The standard, which will replace IAS 1 impacts the presentation of primary financial statements and notes, including the statement of profit and loss where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals for each new category. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, and requires retrospective application. The Company is currently evaluating the new standard to determine if it will have a material impact on the Company’s financial statements.
There are no other IFRS Accounting Standards or IFRS IC interpretations that are not yet effective and that could have a material impact to the consolidated financial statements
Revenue
Critical accounting estimates and judgments
The Company recognizes revenue when control of promised goods or services is transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. Significant judgment is required to determine the stand-alone selling price (“SSP”) for each performance obligation in the SOPHiA DDM Platform, the amount allocated to each performance obligation and whether it depicts the amount that the Company expects to receive in exchange for the related product and/or service.
The Company enters into arrangements with multiple performance obligations where it could be difficult to determine the performance obligations under a sales agreement; in such cases, how and when revenue should be recognized is subject to certain estimates or assumptions. Should these judgments and estimates not be correct, revenue recognized for any reporting period could be adversely affected.
Accounting policies
Revenue represents amounts received and receivable from third parties for goods supplied and services rendered to customers. Revenues are reported net of rebates and discounts and net of sales and value added taxes in an amount that reflects the consideration that is expected to be received for goods or services. The majority of the sales revenue is recognized: (i) when customers generate analyses on their patient data through the SOPHiA DDM Platform, (ii) when consumables, namely DNA enrichment kits, are delivered to customers at which point control transfers, (iii) when services, namely set-up programs, are performed and (iv) over the duration of the software licensing arrangements for the Alamut software offerings.
Products and services are sold both directly to customers and through distributors, generally under agreements with payment terms typically of 30 to 60 days with payment terms extended up to 180 days. Therefore, contracts do not contain a significant financing component.
For all contracts with customers the following steps are performed to determine the amount of revenue to be recognized and when it should be recognized: (1) identify the contract or contracts; (2) determine whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (3) measure the transaction price, including the constraint on variable consideration; (4) allocate the transaction price to the performance obligations based on estimated selling prices; and (5) recognize revenue when (or as) each performance obligation is satisfied.
SOPHiA DDM Platform
The majority of the SOPHiA DDM Platform revenue is derived from each use of the SOPHiA DDM Platform by customers to generate analyses on their patient data. Analysis revenue is recognized as analysis results are made available to the customer on the SOPHiA DDM Platform. The Company recognizes accrued contract revenue in accounts receivable for any analyses performed by customers that have not been invoiced at the reporting date and where the right to consideration is unconditional. Any payments received in advance of customers generating analyses are recorded as deferred contract revenue until the analyses are performed.
Customers use the SOPHiA DDM Platform to perform analyses under three different models: dry lab access; bundle access; and integrated solutions.
For dry lab contracts, customers use the testing instruments and consumables of their choice and the SOPHiA DDM Platform and algorithms for variant detection and identification. In these arrangements, the Company has identified one performance obligation, which is the delivery of the analysis result to the customer.
For bundle arrangements, customers purchase a DNA enrichment kit along with each analysis. Customers use the DNA enrichment kit in the process of performing their own sequencing of each sample. Customers then upload their patient data to the SOPHiA DDM Platform for analysis. In these arrangements, the Company has identified two performance obligations: the delivery of the DNA enrichment kits and the performance of the analyses. Revenue is recognized for the DNA enrichment kits when control of products has transferred to the customer, which is generally at the time of delivery, as this is when title and risk of loss have been transferred. Revenue for the performance of the analyses is recognized on delivery of the analysis results to the customer.
Refer to "—Arrangements with multiple performance obligations” below for how revenue is allocated between the performance obligations.
Deferred contract revenue balances relating to analyses not performed within 12 months from the date of the delivery date are recognized as revenue. This policy is not based on contractual conditions but on the Company’s experience of customer behavior and expiration dates of the kits associated with the analyses.
For integrated arrangements, customers have their samples processed and sequenced through selected SOPHiA DDM Platform partners within the clinical network and access their data through the SOPHiA DDM Platform. The Company has identified one performance obligation, which is delivery of the analysis results to the customer through the SOPHiA DDM Platform.
The Company also sells access to its Alamut software application (“Alamut”) through the SOPHiA DDM Platform. Some arrangements with customers allow customers to use Alamut as a hosted software service over the contract period without the customer taking possession of the software. Other customers take possession of the software, but the utility of that software is limited by access to the Company’s proprietary SOPHiA database, which is provided to the customer on a fixed term basis. Under both models, revenue is recognized on a straight-line basis over the duration of the agreement.
The Company also derives revenue from the SOPHiA DDM Platform by providing services to biopharma customers who engage the Company to (i) develop and perform customized genomic analyses and/or (ii) access the database for use in clinical trials and other research projects.
The Company does enter into biopharma contracts that contain multiple products or services or non-standard terms and conditions. The biopharma contracts are generally unique in nature and each contract is assessed upon execution. Contracts may contain multiple performance obligations or performance obligations that are recognized overtime, at a point-in-time, or a combination depending on the Company’s ability to satisfy the requirements to recognize revenue over time and reasonably estimate the amount of revenue to recognize. See "—Arrangements with multiple performance obligations” below for further discussion on treatment of biopharma contracts.
Generally, the primary performance obligation in these arrangements is the delivery of analysis results in the form of a final report, resulting in revenue being recognized, in most cases, upon the issuance of the final report or successful recruitment of clinical trial participants.
Workflow materials and services
Revenue from workflow materials and services includes all revenue from the sale of materials and services that do not form part of a contract for the provision of platform services. These include the provision of set-up programs and training and the sale of kits and tests that are not linked to use of the platform. Set-up programs and training are typically combined with a customer’s first order prior to the customer beginning to use the SOPHiA DDM Platform.
Revenue from services is generally recognized when the services are performed. Revenue from materials is recognized when control of the goods is transferred to the customer, generally at the time of delivery. This category of revenue also includes the revenue from the sale of DNA sequencing automation equipment accounted for under IFRS 16, Leases (“IFRS 16”), leasing and the fees charged for the maintenance of this equipment.
Arrangements with multiple performance obligations
The Company sells different combinations of analyses, consumables, and services to its customers under its various SOPHiA DDM Platform models.
The Company has determined that the stand-alone selling prices for services and DNA enrichment kits are directly observable. For set-up programs and training sold along with dry lab arrangements or bundle arrangements, the stand-alone selling price of these services is determined on a time and materials basis. For DNA enrichment kits sold as part of a bundle, the SSP is based on an expected cost-plus-margin approach of the kit portion of the bundle.
The Company has determined that the SSP for the analyses, in both a dry lab arrangement and bundle arrangement, is highly variable and therefore a representative SSP is not discernible from past transactions. As a result, the residual approach is used to determine the stand-alone selling price of the analyses in dry lab arrangements that include services and in bundle arrangements that include DNA enrichment kits and, in some cases, services.
The Company also has a small number of bundle contracts with a fixed term that also include providing the customer with DNA sequencing automation equipment, which the Company has determined is an IFRS 16 leasing component. In these arrangements the Company provides DNA sequencing automation equipment to the customer over the fixed term and at completion of the contract term the customer takes possession of the equipment. The Company has determined that it is a dealer lessor and provision of this equipment to the customer is classified as a finance lease. As a result, upon delivery of the leased equipment at the inception of the arrangement, a selling profit is recognized based on the fair value of the underlying equipment less the cost of the equipment. Over the term of the agreement, the minimum lease payment is deducted from the proceeds of the bundle sales in order to reduce the net investment in the corresponding lease receivable over the contract term and interest income is recognized as the discount on the lease receivable unwinds. The remaining proceeds from the contract are accounted for under IFRS 15, Revenue from Contracts with Customers (“IFRS 15”), using the policies described above.
The Company assesses biopharma contracts upon execution of each contract given their unique nature. The Company establishes each performance obligation within the contract and determines the appropriate value to be ascribed to each performance obligation. When relevant the Company utilizes previous established SSPs of its dry lab and bundle solutions or other service. When the performance obligation is specific to only the contract the Company utilizes all available information to reasonably estimate the correct value allocated to the performance obligation.
Contract balances
Deferred contract costs
Deferred contract costs comprise deferred fulfillment costs related to biopharma, prepayments on contracts, and prepaid maintenance costs relating to DNA sequencing automation equipment.
Costs are incurred to fulfill obligations under certain contracts once obtained, but before transferring goods or services to the customer. Fulfillment costs are recognized as an asset, provided these costs are not addressed by other accounting standards, if the following criteria are met: (i) the costs relate directly to a contract or an anticipated contract that the Company can specifically identify, (ii) the costs generate or enhance resources of the Company that will be used in satisfying (or continuing to satisfy) performance obligations in the future and (iii) the costs are expected to be recovered.
The asset recognized from deferring the costs to fulfill a contract is recorded in the consolidated balance sheet as deferred contract costs within other current assets and amortized on a systematic basis consistent with the pattern of the transfer of the goods or services to which the asset relates, which depends on the nature of the performance obligation(s) in the contract. The amortization of these assets is recorded in cost of revenue.
The timing of revenue recognition and billings can result in accrued contract revenue, which is presented within accounts receivable in the consolidated balance sheet and deferred contract revenue which is presented on the face of the consolidated balance sheet.
Accrued contract revenue
Accrued contract revenue relates to revenue recognized from satisfied performance obligations prior to invoicing and is primarily related to Dry Lab to be invoiced for the most recently completed month and some portions of biopharma contracts.
Deferred contract revenue
Deferred contract revenue relates to prepayments received from customers before revenue is recognized and is primarily related to SOPHiA DDM Platform analyses invoiced in advance of the customers performing the analyses, deferred Alamut software revenue, and progress payments received as part of biopharma contracts.
Deferred contract revenue brought forward as of January 1, 2024 and 2023 amounts to $9.5 million and $3.4 million, respectively. During the twelve months ended December 31, 2024 and 2023, the Company satisfied the performance obligations associated with that deferred contract revenue to the extent that revenue was recognized of $9.5 million and $3.4 million, respectively.
The majority of the platform revenue is derived from contracts with an original expected length of one year or less. There are also certain biopharma and Alamut contracts in which performance obligations extend over multiple years, however, these contracts are immaterial. The Company has elected to apply the practical expedient not to disclose the value of remaining performance obligations associated with these types of contracts.

Interest income, net and Foreign exchange (losses) gains, net
Accounting policies
Interest income consists of interest income earned on cash and cash equivalents, short-term investments, and lease receivables. Interest expense consists of interest expense incurred on lease liabilities and loans, which includes, interest on commercial borrowings. The foreign exchange gains and losses arise principally on intercompany receivable balances in the parent company, whose functional currency is the Swiss Franc.

Income tax
Critical accounting estimates and judgments
Uncertain tax positions
The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates and is therefore subject to tax examination by various taxing authorities. In the normal course of business, the Company is subject to examination by local tax authorities in Switzerland, France, Italy, Brazil, Australia, the U.K. and the U.S. In 2022 a tax assessment examination was rendered by the French tax authority during an audit of the Company’s 2018 and 2019 tax returns. In 2023, a tax assessment was rendered by the French tax authority during the review of the 2022 tax return as discussed below. In 2024, a tax assessment was rendered by the Swiss tax authority regarding the Company’s 2019 through 2023 tax returns. The Company is not aware of any additional issues that could result in any other significant payments, accruals or material deviation from its tax positions. There are no tax examinations in progress as of December 31, 2024.
The Company records tax liabilities or benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions, especially considering the complex tax laws and regulations in each of the jurisdictions in which the Company operates.
Accounting policies
The Company is subject to taxes in different countries. Taxes and related fiscal assets and liabilities recognized in the Company’s consolidated financial statements reflect management’s best estimate of the outcome based on the facts known at the balance sheet date in each individual country. These facts may include but are not limited to change in tax laws and interpretation thereof in the various jurisdictions where the Company operates. They may have an impact on the income tax as well as the resulting income tax assets and liabilities. Any differences between tax estimates and final tax assessments are charged to the statement of loss in the period in which they are incurred. Taxes include current and deferred taxes on income as well as actual or potential withholding taxes on current and expected transfers of income from subsidiaries and tax adjustments relating to prior years. Income tax is recognized in the statement of loss, except to the extent that it relates to an item directly taken to other comprehensive income/loss or equity, in which case it is recognized against other comprehensive income/loss or equity, respectively.
Current income tax liabilities refer to the portion of the tax on the current year taxable profit (as determined according to the rules of the taxation authorities) and includes uncertain tax liabilities. The Company determines the taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates consistently with the tax treatment used or planned to be used in its income tax filings if the Company concludes it is probable that the taxation authority will accept an uncertain tax treatment.
Otherwise, the Company reflects the effect of uncertainty using either the most likely outcome or the expected value outcome, depending on which method the entity expects to better predict the resolution of the uncertainty.
Deferred taxes are based on the temporary differences that arise when taxation authorities recognize and measure assets and liabilities with rules that differ from the accounting policies of the Company’s consolidated financial statements. They also arise on temporary differences stemming from tax losses carried forward. Deferred taxes are measured at the rates of tax expected to prevail when the temporary differences reverse, subject to such rates being substantively enacted at the balance sheet date. Any changes of the tax rates are recognized in the statement of loss unless related to items directly recognized against other comprehensive income. Deferred tax liabilities are recognized on all taxable temporary differences excluding non-deductible goodwill. Deferred tax assets are recognized for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. Future taxable profits are determined based on the reversal of relevant taxable temporary differences. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits, adjusted for reversals of existing temporary differences, are considered, on the basis of the business plans for individual subsidiaries in the Company. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized; such reductions are reversed when the probability of future taxable profits improves.
The tax impact of a transaction or item can be uncertain until a conclusion is reached with the relevant tax authority or through a legal process. The Company uses in-house tax experts when assessing uncertain tax positions and seeks the advice of external professional advisors where appropriate. The assessment of the uncertain tax position is done by first making a determination of whether it is more likely than not that a tax position would be sustained upon an examination, and then by calculating the amount of the benefit, of that tax position that meets the more likely than not threshold, that should be recognized in the financial statements.

Cash and cash equivalents
Accounting policies
Cash and cash equivalents include cash on hand, deposits held at call with external financial institutions, money market funds, and short-term deposits and other short-term highly liquid investments with original maturities of three months or less. They are both readily convertible to known amounts of cash and so near to their maturity that they present insignificant risk of changes in value because of changes in interest rates. Amounts held in money market funds are classified as cash equivalents and are measured as level 1 fair value financial instruments.
Accounts receivable
Critical accounting estimates and judgments
The Company has adopted the simplified method indicated in IFRS 9, Financial Instruments (“IFRS 9”), to build its allowance for expected credit losses (“ECL”). The Company uses a matrix based on a calculation of collectability rates according to historical accounts receivable. Allowance is made for lifetime expected credit losses as invoices are issued or when accrued revenue is recognized. The amount of allowance initially recognized is based on historical experience, tempered by expected changes in future cash collections, due to, for example, expected improved customer liquidity or more active credit management.
Accounting policies
Accounts receivable-trade balances are non-interest bearing and payment terms are generally under agreements with payment terms typically between 30 and 60 days with payment terms extended up to 180 days. The Company’s customers primarily consist of government-owned or government-funded hospitals, laboratories with low credit risk, and biopharmaceutical companies. The Company has had minimal instances of actual credit losses and believes that this will continue to be the case.

Inventories
Accounting policies
Raw materials and finished goods are stated at the lower of cost calculated using the first-in, first-out (“FIFO”) method and net realizable value. Work in progress is stated at the lower of its weighted average cost and net realizable value. Cost comprises direct materials, direct labor, and an appropriate proportion of variable and fixed overhead expenditure, the latter being allocated on the basis of normal operating capacity.

Property and equipment	Accounting policies Property and equipment include leasehold improvements, computer hardware, machinery, and furniture and fixtures.
Goodwill and Intangible Assets
Critical accounting estimates and judgments
Goodwill impairment testing
The Company operates as one segment or as a single cash-generating unit (“CGU”). As a single CGU, goodwill is tested by considering its recoverability in terms of the entire business. Management assesses the recoverable value of goodwill by comparing the Company’s equity value, either from observable market prices or based on discounted cash flow forecasts, to the net assets as reported in the Company’s consolidated financial statements. Impairment testing is performed on an annual basis as of October 1.
Capitalized internally developed software costs
Capitalized costs are based on the employment costs of individuals working on software development and based on timesheets. Special attention is paid to distinguishing between costs incurred on developing new software or software upgrades, which typically are eligible for capitalization, and costs incurred in maintenance and in the correction of problems, which are not eligible.
Judgment is required in identifying whether individual projects meet all of the criteria required to permit capitalization, in particular, whether the software will generate probable future economic benefits.
Accounting policies
Goodwill
Goodwill is initially measured as the difference between the aggregate of the value of the consideration transferred and the fair value of net assets acquired. Goodwill is not amortized but it is tested for impairment annually, or more frequently if events or changes in circumstances indicate that it might be impaired and is carried at cost less accumulated impairment losses. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.
Impairment testing
Intangible assets are allocated to CGUs for the purpose of impairment testing. The allocation is made to those CGUs or groups of CGUs that are expected to benefit from the business combination in which the goodwill arose. The CGUs or groups of CGUs are identified at the lowest level at which goodwill is monitored for internal management purposes, being the operating segments. As the Company operates as a single operating segment or CGU, the Company has only a single cash generating unit for impairment testing.
Management assesses the recoverable value of goodwill by comparing the Company’s equity value, either inferred from the public prices of share issues based on the fair value less cost of disposal (“FVLCOD”) method or based on discounted cash flow forecasts, with the net assets as reported in its consolidated financial statements based on the value in use (“ViU”) method. The discounted cash flow approach involves key assumptions that leave considerable scope for judgment. The Company typically compares the two methods and utilizes the greater recoverable amount for the purposes of its impairment testing. Impairment testing is performed on an annual basis as of October 1.
Purchased software
The costs of accessing software services are not capitalized if the Company does not have any contractual right to take possession of the software at any time during the term of the agreement and it is not feasible for the Company either to run the software on its own hardware or to contract with a third party unrelated to the vendor. Such costs represent software as a service costs and are expensed as incurred.
The Company does capitalize software implementation costs, such as fees paid to outside consultants to set up a software arrangement.
For cloud computing costs, the Company capitalized costs for certain configuration and customization costs paid by a customer in a cloud computing or hosting arrangement. IAS 38 Intangible assets (“IAS 38”) aligns the accounting treatment of these costs incurred in a hosting arrangement treated as a service contract with the requirements for capitalization and amortization costs to develop or obtain an intangible asset.
Purchased software and associated capitalized costs are amortized using the straight-line method over an estimated life of five years.
Capitalized internally developed software costs
Costs incurred in the internal development of software are capitalized as intangible assets when they satisfy the criteria required by IAS 38 as set out below.
Software development costs consist entirely of capitalized internally generated costs that are directly attributable to the design, testing, and enhancement of identifiable and unique software applications and products controlled by the Company and incorporated principally within the Company’s SOPHiA DDM Platform. They are recognized as intangible assets where the following criteria are met:
•it is technically feasible to complete the software so that it will be available for use;
•management intends to complete the software and use or sell it;
•there is an ability to use or sell the software;
•it can be demonstrated how the software will generate probable future economic benefits;
•adequate technical, financial, and other resources to complete the development and to use or sell the software are available, and;
•the expenditure attributable to the software during its development can be reliably measured.
Directly attributable costs that are capitalized as part of the software comprise principally employee costs. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use on a straight-line basis over its expected useful life. Capitalized software development costs are amortized using the straight-line method over an estimated life of five years.

Leases
Accounting policies
Lessee
The Company assesses at inception of the contract whether a contract is or contains a lease. This assessment involves determining whether the Company obtains substantially all the economic benefits from the use of that asset, and whether the Company has the right to direct the use of the asset. When these conditions are met, the Company recognizes a right-of-use (“ROU”) asset and a lease liability at the lease commencement date, except for short-term leases of 12 months or less, which are expensed in the statements of loss on a straight-line basis over the lease term.
At inception, the ROU asset comprises the initial lease liability, initial direct costs, and any obligations to refurbish the asset, less any incentives granted by the lessors.
The ROU asset is depreciated over the shorter of the duration of the lease contract (including contractually agreed optional extension periods whose exercise is deemed to be reasonably certain) and the useful life of the underlying asset.
The ROU asset is subject to testing for impairment if there is an indicator for impairment, as for owned assets.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that is not readily determinable, the incremental borrowing rate (“IBR”) at the lease commencement date. The IBR is the rate of interest that the Company would have to pay to borrow over a similar term, and with a similar security, the funds necessary to obtain an asset of a similar value to the ROU asset in a similar economic environment. Lease payments can include fixed payments; variable payments that depend on an index or rate known at the commencement date; and extension option payments or purchase options that the Company is reasonably certain to exercise.
The lease liability is subsequently measured at amortized cost using the effective interest rate method and remeasured (with a corresponding adjustment to the related ROU asset) when there is a change in future lease payments due to renegotiation, changes in an index or rate, or a reassessment of options.
Some of the Company’s leases include options to extend the lease, and these options are included in the lease term to the extent they are reasonably certain to be exercised.
Lessor
The Company leases out laboratory equipment to certain customers. These leases are classified as finance leases as the Company transfers substantially all the risks and rewards incidental to ownership of the asset to the customer.
At the commencement of the lease term, the Company records revenue and the associated costs of sales, being the sale proceeds at fair value of the asset (computed at cost plus a margin) and the cost of the asset, derecognizes the leased asset from inventory, and recognizes a finance lease receivable on the balance sheet equal to the net investment in the lease. The Company notes these lease agreements ended during 2023, and as of December 31, 2024 and 2023, the Company did not have any leases of laboratory equipment.
Post-employment benefits
Critical accounting estimates and judgments
The liability or asset recognized on the balance sheet in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.
The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high-quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation. In countries where there is no deep market in such bonds, the market rates on government bonds are used.
The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expense in the statement of loss.
Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income. The remeasurement gains and losses are included in retained earnings in the statement of changes in equity and on the balance sheet.
Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in income as past service costs.
For defined contribution plans, the Company pays contributions to publicly or privately administered pension insurance plans. Employee contributions to these plans is voluntary and these contributions are matched by the employer. The Company has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available. Contributions are charged to the statement of loss as incurred.
Accounting policies
The Company operates defined benefit and defined contribution pension plans. Funded schemes are generally funded through payments to insurance companies or trustee-administered funds, determined by periodic actuarial calculations. A defined contribution plan is a pension plan under which the Company pays fixed contributions into a separate entity (a fund) and has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. A defined benefit plan is a pension plan that is not a defined contribution plan. Typically, defined benefit plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on one or more factors such as age, years of service and compensation.
The actual return on plan assets, excluding interest income measured at the discount rate, is recognized in other comprehensive income/loss within defined benefit plan remeasurements.
The Company has a funded defined benefit plan in Switzerland, an unfunded defined benefit plan in France, and a defined contribution plan in the U.S. The Company has no occupational pension plans in the U.K. and Brazil.
Swiss pension plan
The Company contracted with the Swiss Life Collective BVG Foundation based in Zurich for the provision of occupational benefits. All benefits in accordance with the regulations are reinsured in their entirety with Swiss Life SA within the framework of the corresponding contract. This pension solution fully reinsures the risks of disability, death and longevity with Swiss Life. Swiss Life invests the vested pension capital and provides a 100% capital and interest guarantee. The pension plan is entitled to an annual bonus from Swiss Life comprising the effective savings, risk and cost results. As of January 1, 2025, the Company switched from Swiss Life Collective BVG Foundation to Profond for the provision of occupational benefits.
Although the amount of ultimate pension benefit is not defined, certain legal obligations of the plan create constructive obligations on the employer to pay further contributions to fund an eventual deficit; this results in the plan nevertheless being accounted for as a defined benefit plan.
French pension plan
In France, the bulk of pensions are paid by national pension schemes, which are unfunded. In addition, French employers are obliged by law to pay a retirement indemnity. Its amount depends on the last salary of the employee and on the period of activity with its employer. Rights to this benefit are acquired during the service life with the same employer on the condition that the employee will be with its employer at retirement date; it means that the rights are only vested on retirement date. This indemnity is in substance a defined benefit plan.

Share-based compensation
Critical accounting estimates and judgments
Share-based Compensation
For the years ended December 31, 2024, 2023, and 2022, the Company granted share options under one plan - the SOPHiA GENETICS 2021 Equity Incentive Plan (the “2021 Equity Incentive Plan” or the “2021 EIP”). Under this plan, directors may offer options to directors, employees, and advisors. The exercise price of the share options is set at the time they are granted. Options, once vested, can be exchanged for an equal number of ordinary shares.
Measuring the cost of share options
The fair value of the options under all plans are measured at each grant date using the Black-Scholes option pricing model, taking into account the terms and conditions upon which the options were granted.
For options up to September 2020, the fair value at grant date is independently determined using an adjusted form of the Black-Scholes option pricing model that takes into account the strike price, the fair value of the share at grant date, the expected life of the award, the expected price volatility of the underlying share, the risk-free interest rate for the term of the award, and the expected dividend yield. For options granted on and subsequent to September 2020 until July 22, 2021, the fair value at grant date is based on a probability-weighted expected returns method that takes account of both the value derived by using an adjusted form of the Black-Scholes option pricing model, as described above, and a discounted estimate of the price that might be achieved in a future transaction. For options granted on and subsequent to July 22, 2021, the fair value at grant date is determined by using the Black-Scholes option pricing model.
The Company has used an independent valuation firm to assist in calculating the fair value of the award grants per participant.
The key inputs used in the valuation model, for the stock options granted in the years ended December 31, 2024, 2023, and 2022, respectively, are outlined below. Stock options were only granted under the 2021 Equity Incentive Plan (“2021 EIP”). No grants have been made under the 2019 Incentive Share Option Plan (“2019 ISOP”) since 2021 and the SOPHiA GENETICS Incentive Share Option Plan (“2013 ISOP”) since 2019.
Prior to the Company’s IPO, the price of the ordinary shares at grant date, which represents a critical input into this model, has been determined on one of the following two bases:
•By reference to a contemporaneous transaction involving another class of share, using an adjusted form of the Black-Scholes option pricing model as described above, and considering the timing, amount, liquidation preferences, and dividend rights of issues of other classes of shares.
•On the basis of discounted cash flow forecasts, where there was no contemporaneous or closely contemporaneous transaction in another class of share and the time interval was too large to permit an assumption that there had been no significant change in the Company’s equity value.
Subsequent to the IPO, the price of the ordinary shares at grant date, which represents a critical input into this model, has been determined on the most recent close price of the Company’s stock price on the date of grant.
Accounting policies
The Company has three share option plans for directors, employees, and advisors which are accounted for as equity-settled share-based compensation plans.
The fair value of options granted under these plans is recognized as an employee benefits expense, with a corresponding increase in equity. The total amount to be expensed is determined by reference to the fair value of the options granted:
•including any market performance conditions (e.g., the entity’s share price);
•excluding the impact of any service and non-market performance vesting conditions (e.g., profitability, sales growth; targets and remaining an employee of the entity over a specified time period), and;
•including the impact of any non-vesting conditions (e.g., the requirement for employees to save or hold shares for a specific period of time).
The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of options that are expected to vest based on the non-market vesting and service conditions. It recognizes the impact of the revision to original estimates, if any, in income, with a corresponding adjustment to equity.
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the share price, or the fair value of a share, the expected life of the share option, the volatility of the share price, the risk-free interest rate, the dividend yield, and making certain assumptions about the inputs. The assumptions used for estimating fair value for share-based payment transactions are disclosed below.
The volatility used in the estimation of fair value is calculated utilizing a mix of the Company’s own share price volatility and the volatility of the share prices of a set list of publicly traded peer companies based on a defined proportion. Share price volatility is calculated for each tranche of share options on a historical basis over a period of time equal to the average life of the share options granted in each tranche. In the event that a company used in the volatility calculation has not been publicly traded for the requisite amount of time, the entirety of its trading history was used.
If the shares are not listed, estimating their fair value also requires determination of the most appropriate valuation model, such as:
•By reference to a contemporaneous transaction involving another class of share, using an adjusted form of an option pricing model above, and considering the timing, amount, liquidation preferences and dividend rights of issues of other classes of shares;
•On the basis of discounted cash flow forecasts, where there was no contemporaneous or closely contemporaneous transaction in another class of share and the time interval was too large to permit an assumption that there had been no significant change in the Company’s equity value;
•Share based compensation expense is measured at the fair value of the options at the grant date and recognized over the vesting period. Share based compensation expense is presented in the statement of loss and allocated to the various expense categories based on the functions of the employees to whom the options are granted (e.g., research and development, selling and marketing, general & administrative).
The calculation of the cost of the Company’s share option grants and of the fair value of the ordinary shares at the grant date requires the selection of an appropriate valuation model and is based on key assumptions that leave considerable scope for judgment.
Recognizing the cost of share options
At each reporting date, the Company recognizes expense for the vested options granted and for partially earned but non-vested portions of options granted. This results in a front-loaded expense to the statement of loss. The Company accounts for these plans as equity-settled transactions. The charge to the statements of loss therefore results in a corresponding credit being booked to “Other reserves” within equity.